UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21338

AGIC Convertible & Income Fund II

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2011

Date of Reporting Period:	November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Convertible & Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—46.9%
	Advertising—0.9%
$6,940	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$7,026,750

	Aerospace & Defense—0.1%
620	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	675,800

	Airlines—0.7%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	5,296,250

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	716,250

	Auto Components—1.0%
7,405	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	7,543,844

	Banks—0.2%
1,899	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	1,960,717

	Chemicals—0.9%
6,330	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	6,678,150

	Commercial Services—1.8%
1,485	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB-	1,559,250
4,295	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	4,380,900
7,625	National Money Mart Co., 10.375%, 12/15/16	B2/B+	8,158,750

			14,098,900

	Commercial Services & Supplies—1.6%
2,025	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	1,989,562
10,040	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	10,592,200

			12,581,762

	Construction & Engineering—1.1%
8,380	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,380,000

	Consumer Finance—0.3%
2,825	American General Finance Corp., 6.90%, 12/15/17	B3/B	2,252,938

	Distribution/Wholesale—0.7%
5,580	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	5,796,225

	Diversified Financial Services—0.7%
2,720	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	Ba2/B+	2,850,103
3,005	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	3,035,050

			5,885,153

	Diversified Telecommunications—0.9%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B-	7,011,550

	Electric—1.3%
4,170	Edison Mission Energy, 7.00%, 5/15/17	B3/B-	3,294,300
7,800	Texas Competitive Electric Holdings Co. LLC 15.00%, 4/1/21 (a)(b)	Caa2/CCC	7,215,000

			10,509,300

	Electrical Equipment—0.4%
2,570	Baldor Electric Co., 8.625%, 2/15/17	B3/B	2,878,400

	Electronics—0.9%
6,315	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	6,788,625

	Energy Equipment & Services—1.1%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	8,485,300

	Entertainment—1.2%
9,065	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	9,654,225

	Food & Staples Retailing—0.8%
7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	6,061,950

	Health Care Providers & Services—1.1%
2,200	Apria Healthcare Group, Inc., 11.25%, 11/1/14	Ba2/BB+	2,403,500
5,685	HCA, Inc., 9.25%, 11/15/16	B2/BB-	6,097,163

			8,500,663

	Healthcare-Services—0.5%
4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	4,157,813

	Home Builders—1.7%
	K Hovnanian Enterprises, Inc.,
5,575	7.50%, 5/15/16	Caa2/CCC-	3,791,000
9,140	10.625%, 10/15/16	B1/CCC+	9,288,525

			13,079,525

	Hotels, Restaurants & Leisure—1.8%
3,870	DineEquity, Inc., 9.50%, 10/30/18 (a)(b)	B3/CCC+	4,024,800
2,143	Mandalay Resort Group, 1.042%, 3/21/33, FRN (c)(d)	Caa1/CCC+	2,314,523
7,195	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	7,446,825

			13,786,148

	Household Durables—0.7%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19 (a)(b)	Caa2/CCC	3,704,400
1,390	Jarden Corp., 7.50%, 5/1/17	B2/B	1,462,975

			5,167,375

	Independent Power Producer—0.4%
4,945	Dynegy Holdings, Inc., 7.75%, 6/1/19	Caa2/B-	3,251,338

	Internet—0.8%
5,500	Terremark Worldwide, Inc., 12.00%, 6/15/17	B1/B-	6,242,500

AGIC Convertible & Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	IT Services—1.3%
$1,985	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	$1,989,963
	Unisys Corp. (a)(b),
4,057	12.75%, 10/15/14	Ba1/BB	4,858,258
2,975	14.25%, 9/15/15	Ba2/BB	3,592,312

			10,440,533

	Leisure Time—2.2%
7,570	NCL Corp. Ltd., 11.75%, 11/15/16	B2/B+	8,610,875
8,145	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	8,368,987

			16,979,862

	Lodging—1.2%
9,255	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	9,116,175

	Media—1.9%
5,815	McClatchy Co., 11.50%, 2/15/17	B1/B-	6,120,288
6,200	Media General, Inc., 11.75%, 2/15/17	B2/B	6,417,000
2,045	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B3/B+	2,162,587

			14,699,875

	Miscellaneous Manufacturing—1.0%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	7,174,950
1,045	Polypore, Inc., 8.75%, 5/15/12	B3/B-	1,052,837

			8,227,787

	Oil & Gas Services—0.1%
500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	510,000

	Oil, Gas & Consumable Fuels—2.1%
6,970	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B-	4,879,000
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	6,500,000
4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	5,006,625

			16,385,625

	Paper & Forest Products—0.5%
1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	1,641,038
6,470	NewPage Corp., 12.00%, 5/1/13	Caa3/CCC-	2,102,750

			3,743,788

	Real Estate—0.3%
1,750	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba2/B+	2,036,562

	Retail—1.2%
2,125	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa3/CC	1,657,500
6,665	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa2/CCC+	7,048,237
885	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	960,225

			9,665,962

	Semiconductors & Semiconductor Equipment—1.9%
5,070	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB-	5,405,888
	Freescale Semiconductor, Inc. (a)(b),
4,305	10.125%, 3/15/18	B2/B-	4,670,925
5,015	10.75%, 8/1/20	Caa2/CCC	5,002,462

			15,079,275

	Software—0.9%
8,105	First Data Corp., 9.875%, 9/24/15	Caa1/B-	6,929,775

	Telecommunications—5.3%
4,060	DigitalGlobe, Inc., 10.50%, 5/1/14	Ba3/BBB-	4,608,100
6,500	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	6,695,000
5,255	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	5,570,300
3,835	ITC Deltacom, Inc., 10.50%, 4/1/16	B3/B-	4,132,212
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB-	5,946,100
3,860	NII Capital Corp., 8.875%, 12/15/19	B1/BB-	4,197,750
3,620	West Corp., 11.00%, 10/15/16	Caa1/B-	3,900,550
6,035	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	6,559,291

			41,609,303

	Textiles Apparel & Luxury Goods—0.6%
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	5,113,213

	Trading Companies & Distributors—0.3%
2,145	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,338,050

	Transportation—0.8%
6,675	Quality Distribution LLC, 9.875%, 11/1/18 (a)(b)(d)	Caa1/B-	6,566,531

	Wireless Telecommunication Services—1.6%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	5,338,150
7,160	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	7,276,350

			12,614,500

	Total Corporate Bonds & Notes (cost-$355,789,387)		366,524,267

Shares
(000s)

CONVERTIBLE PREFERRED STOCK—28.0%
	Airlines—0.6%
119	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	4,808,565

	Auto Manufacturers—0.7%
109	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	B1/CCC+	5,582,239

	Automobiles—0.8%
121	General Motors Co., 4.75%, 12/1/13 (e)	NR/NR	6,142,051

	Banks—0.9%
141	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (f)	A1/A+	6,788,450

AGIC Convertible & Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Capital Markets—0.5%
	Lehman Brothers Holdings, Inc. (c)(d)(f),
802	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	$2,580,029
123	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,672,561

			4,252,590

	Commercial Banks—2.0%
60	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (g)	Ba1/BB	7,963,975
8	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	7,639,380

			15,603,355

	Commercial Services & Supplies—0.4%
83	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	3,454,800

	Consumer Finance—0.8%
11	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	6,492,279

	Diversified Financial Services—8.3%
81	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	3,882,000
	Bank of America Corp.,
9	7.25%, 1/30/13, Ser. L (g)	Ba3/BB	8,490,900
157	10.00%, 2/3/11, Ser. GILD (Gilead Sciences Inc.) (f)	A2/A	5,484,418
111	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (f)	A2/A	7,407,343
60	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	7,551,875
	Credit Suisse Securities USA LLC (f),
270	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	6,980,850
764	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	9,490,740
	JP Morgan Chase & Co. (f),
438	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	7,906,327
519	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	7,966,433

			65,160,886

	Electric Utilities—1.9%
	NextEra Energy, Inc.,
25	7.00%, 9/1/13	NR/NR	1,200,500
137	8.375%, 6/1/12	NR/NR	6,818,865
126	PPL Corp., 9.50%, 7/1/13	NR/NR	6,894,029

			14,913,394

	Food Products—2.1%
188	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	7,104,559
	Bunge Ltd.,
91	4.875%, 12/1/11 (g)	Ba1/BB	8,251,898
2	5.125%, 12/1/10	NR/BB	999,600

			16,356,057

	Household Durables—1.9%
201	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	8,636,550
60	Stanley Black & Decker, Inc., 4.75%, 11/17/15 (e)	Baa3/BBB+	6,110,672

			14,747,222

	Insurance—2.0%
781	American International Group, Inc., 8.50%, 2/15/11	Ba2/NR	5,549,711
49	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	3,502,393
221	XL Group Ltd., 10.75%, 8/15/11	Baa2/BBB-	6,321,470

			15,373,574

	Multi-Utilities—1.2%
187	AES Trust III, 6.75%, 10/15/29	B3/B	9,001,520

	Oil, Gas & Consumable Fuels—2.0%
128	Apache Corp., 6.00%, 8/1/13	NR/NR	7,781,395
4	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(g)	NR/NR	346,000
93	Chesapeake Energy Corp., 5.00%, 11/15/10 (g)	NR/B	7,491,337

			15,618,732

	Real Estate Investment Trust—1.9%
335	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	NR/NR	7,870,496
291	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	Caa3/C	6,988,320

			14,858,816

	Total Convertible Preferred Stock (cost-$245,460,168)		219,154,530

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES—23.3%
	Banks—0.2%
$1,870	National City Corp., 4.00%, 2/1/11	A3/A	1,884,025

	Diversified Telecommunication Services—0.5%
3,305	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	3,614,844

	Electrical Equipment—1.9%
7,555	EnerSys, 3.375%, 6/1/38 (h)	B2/BB	8,433,269
7,055	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	6,746,343

			15,179,612

	Electronic Equipment, Instruments & Components—0.8%
5,620	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	6,118,775

	Energy Equipment & Services—1.4%
4,740	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB	4,745,925
6,070	Transocean, Inc., 1.625%, 12/15/37	Baa3/BBB	6,024,475

			10,770,400

	Hotels, Restaurants & Leisure—1.2%
9,130	MGM Resorts International, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	9,084,350

	Household Durables—0.1%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/B+	937,500

AGIC Convertible & Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Internet Software & Services—0.8%
$6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B-	$6,260,262

	IT Services—0.7%
5,130	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	5,283,900

	Machinery—1.0%
5,795	AGCO Corp., 1.25%, 12/15/36	NR/BB+	7,323,431
155	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/B+	279,000

			7,602,431

	Media—3.5%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	6,615,600
	Liberty Media LLC,
6,420	3.125%, 3/30/23	B1/BB-	7,094,100
12,895	3.50%, 1/15/31	B1/BB-	6,834,350
6,920	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	7,041,100

			27,585,150

	Oil, Gas & Consumable Fuels—1.6%
6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,929,969
4,120	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	4,707,100

			12,637,069

	Pharmaceuticals—0.7%
5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	5,818,800

	Real Estate Investment Trust—3.3%
4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	5,033,438
6,275	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	6,259,313
2,075	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	2,831,078
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	6,028,000
6,065	ProLogis, 2.25%, 4/1/37	NR/BBB-	6,080,162

			26,231,991

	Semiconductors & Semiconductor Equipment—3.3%
12,500	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	12,750,000
4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,981,600
9,065	SunPower Corp., 4.75%, 4/15/14	NR/NR	7,999,862

			25,731,462

	Software—1.8%
3,985	Macrovision Corp., 2.625%, 8/15/11	NR/BB-	7,860,413
5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	6,137,206

			13,997,619

	Thrifts & Mortgage Finance—0.5%
3,450	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	3,717,375

	Total Convertible Bonds & Notes (cost-$148,339,713)		182,455,565

SHORT-TERM INVESTMENT—1.8%
	Time Deposit—1.8%
13,677	Citibank-London, 0.03%, 12/1/10 (cost-$13,676,631)		13,676,631

	Total Investments (cost-$763,265,899)—100.0%		$781,810,993

At November 30, 2010, the cost basis of portfolio securities for federal income tax purposes is $766,078,421. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $75,372,607; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $59,640,035; and net unrealized appreciation for federal income tax purposes is $15,732,572. The difference between book and tax cost is attributable to wash sales and the differing treatment of market premium amortization on corporate bonds.

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $105,964,169, representing 13.6% of total investments.
(b)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $13,133,644, representing 1.7% of total investments.
(e)	Non-income producing.
(f)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(g)	Perpetual maturity. Maturity date shown is the first call date.
(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:
FRN — Floating Rate Notes. The interest rate disclosed reflects the rate in effect on November 30, 2010.
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes— Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes— Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	11/30/10

Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	–	$11,471,625	$2,314,523	$13,786,148
Transportation	–	–	6,566,531	6,566,531
All Other	–	346,171,588	–	346,171,588
Convertible Preferred Stock:
Banks	–	6,788,450	–	6,788,450
Capital Markets	–	–	4,252,590	4,252,590
Diversified Financial Services	$19,924,775	45,236,111	–	65,160,886
All Other	142,952,604	–	–	142,952,604
Convertible Bonds & Notes	–	182,455,565	–	182,455,565
Short-Term Investment	–	13,676,631	–	13,676,631

Total Investments in Securities-Assets	$162,877,379	$605,799,970	$13,133,644	$781,810,993

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2010, was as follows:

		Net		Net Change
	Beginning	Puchases		in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Accrued	Appreciation/	into	out of	Balance
	2/28/10	Settlements	Discounts	Depreciation	Level 3*	Level 3*	11/30/10

Investments in Securities - Assets
Corporate Bonds & Notes: Hotels, Restaurants & Leisure	$2,314,523	–	–	–	–	–	$2,314,523
Transportation	–	$6,629,877	$282	$(63,628)	–	–	6,566,531
Convertible Preferred Stock: Capital Markets	4,252,590	–	–	–	–	–	4,252,590

Total Investments	$6,567,113	$6,629,877	$282	$(63,628)	–	–	$13,133,644

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at November 30, 2010, was $(63,628).

* There were no transfers into or out of Level 3 during the nine months ended November 30, 2010.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2011